Stock Option Plans and Warrants to Purchase Common Stock - Schedule of activity under the 2005 plan and the 2015 plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of activity under the 2005 plan and the 2015 plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	11,946	8,719
Weighted Average Options Exercise Price outstanding beginning balance	$ 435.32	$ 593.92
Number of options issued	45,715	3,497
Weighted average price per share (in Dollars per share)	$ 10.45	$ 141.61
Options Forfeited	(1,052)	(236)
Options Cancelled		(34)
Weighted Average Options Exercise Price Cancelled		$ 187.20
Weighted Average Options Exercise Price Forfeited	$ 533.80	$ 1,727.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	56,609	11,946
Weighted Average Options Exercise Price outstanding ending balance	$ 90.58	$ 435.32